EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings (Loss) Attributable to Common Shareholders

For the years ended December 31
($ millions)	2021	2020
Earnings (loss)	1,242	(316)
Dividends on preferred shares	(135)	(148)
Cumulative dividends on preferred shares, not yet declared	(9)	(12)
Basic and diluted earnings (loss) attributable to common shareholders	1,098	(476)
Weighted Average Number of Common Shares

(In millions of shares, except as noted)	2021	2020
Issued common shares at January 1	550	548
Effect of shares issued on exercise of options	—	2
Basic weighted average number of common shares at December 31	550	550

Dilutive effect of share options on issue(1)	1	—
Diluted weighted average number of common shares at December 31	551	550

Basic earnings (loss) per common share (dollars)	2.00	(0.86)
Diluted earnings (loss) per common share (dollars)	1.99	(0.86)
(1)    The average market value of Pembina's shares for purposes of calculating the dilutive effect of share options for the year ended December 31, 2021 was based on quoted market prices for the period during which the options were outstanding.